Variable interest entities and securitizations (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Variable Interest Entities

The tables below show consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, as of March 31, 2013 and 2014:

	Consolidated VIEs	Significant unconsolidated VIEs
2013	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,212	—	—
Asset-backed securitizations	385	463	37
Investments in securitization products	—	530	206
Investment funds	1,175	2,770	302
Trust arrangements and other	39	—	—

Total	3,811	3,763	545

	Consolidated VIEs	Significant unconsolidated VIEs
2014	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,403	—	—
Asset-backed securitizations	423	385	39
Investments in securitization products	181	531	200
Investment funds	1,508	2,935	387
Trust arrangements and other	38	—	—

Total	4,553	3,851	626

Unconsolidated VIEs
Schedule of Variable Interest Entities

The tables below present the carrying amounts and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in the significant unconsolidated VIEs, as of March 31, 2013 and 2014:

Assets on balance sheets related to unconsolidated VIEs:	2013	2014
	(in billions of yen)
Trading account assets	46	29
Investments	206	222
Loans	308	316

Total	560	567

Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:	2013	2014
	(in billions of yen)
Payables under securities lending transactions	14	4

Total	14	4

Maximum exposure to loss	545	626